Property and Equipment - Summary of Property and Equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	€ 73
Ending Balance	197	€ 73
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	178	162
Additions	145	39
Disposals	(47)	(13)
Exchange differences	1	(10)
Ending Balance	277	178
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(105)	(77)
Depreciation charge	(21)	(46)
Disposals	45	13
Exchange differences	1	5
Ending Balance	(80)	(105)
Property and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	21
Ending Balance	11	21
Property and Equipment | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	105	111
Additions	3	10
Disposals	(46)	(11)
Exchange differences	(1)	(5)
Ending Balance	61	105
Property and Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(84)	(62)
Depreciation charge	(12)	(37)
Disposals	45	11
Exchange differences	1	4
Ending Balance	(50)	(84)
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	52
Ending Balance	186	52
Leasehold Improvements | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	73	51
Additions	142	29
Disposals	(1)	(2)
Exchange differences	2	(5)
Ending Balance	216	73
Leasehold Improvements | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	(21)	(15)
Depreciation charge	(9)	(9)
Disposals		2
Exchange differences		1
Ending Balance	€ (30)	€ (21)